Details of Significant Accounts - Summary of Reconciliation Between Income Tax Expense and Accounting Profit (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	$ 5,372	$ 160,680	$ 180,141	$ 148,412
Effect of different tax rates in countries in which the group operates	3	83	300	573
Tax effect of amounts which are not (taxable) deductible in calculating taxable income				83
Taxable loss not recognized as deferred tax assets	5,400	161,503	180,379	148,574
Prior year income tax underestimation	107	3,214	329	133
Tax expense (income), continuing operations	$ 138	$ 4,120	$ 867	$ 951